Prepayments and other current assets - Schedule of movements in the allowance of prepayments and other current assets for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other current assets, net
Balance as of January 1	¥ 154
Amounts charged to expenses	17,948	¥ 154
Balance as of December 31	¥ 18,102	¥ 154